[GRAPHIC OMITTED]
                                              BOULDER GROWTH & INCOME FUND, INC.
                          2344 SPRUCE STREET - SUITE A - BOULDER, COLORADO 80302
                               TELEPHONE (303) 444-5483 FACSIMILE (303) 245-0420
                                                EMAIL: SCMILLER@BOULDERFUNDS.NET


                                  July 20, 2007

VIA EMAIL AND FEDERAL EXPRESS

Valerie J. Lithotomos, Esq.
Senior Counsel
U.S. Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:      Boulder Growth & Income Fund, Inc. ("Fund")
         File Numbers 333-142681; 811-02328

Dear Ms. Lithotomos:

     This letter is in regard to the Form N-2 filed by the Fund on May 7, 2007 (the "N-2") and responds both to the comment letter issued by the Division of Investment Management dated June 13, 2007 (the "Comment Letter") and the several subsequent conference calls held between representatives of the Fund, counsel to the Fund and members of the SEC staff ("Staff").

     As a threshold matter, Staff should note that we have substantially revised the "structure" of the rights offering (the "Offering") to conform to the concerns expressed by Staff as follows:

     1. The Offering will be at a ratio of 1 new share for each 3 rights (i.e., a 1-for-3 offering);

     2.   The Offering will not offer any "green-shoe" or over-allotment;

     3. The Subscription Price will be at NAV rather than at a percentage of market; and

     4.   The Rights issued in the Offering will be non-transferable.

Following is a response to each of the items contained in the Comment Letter. Capitalized terms contained in this response letter but not otherwise defined will have the meaning for such term as set forth in the N-2. The paragraph numbering of the below responses corresponds with the paragraph numbering in the Comment Letter. For ease of reference, we have paraphrased each of the questions and comments raised in the Comment Letter. The original of this letter will be accompanied by a redlined version of the Prospectus and Statement of Additional Information showing the revisions since the versions filed on May 7, 2007. In addition, we will send Ms. Lithotomos a PDF version of this letter and the redlined documents.

     1. Please include in a pre-effective amendment a discussion of the complaint, its status and the Fund's response to such complaint, as well as any other additional material changes to the initial registration statement. The litigation filed in May styled Paskowitz v. Looney et al., has been dismissed with prejudice. Accordingly, no summary of the lawsuit is necessary.

     2. Please expand Risk Factors section to include disclosure from the 2006 Proxy. We have incorporated into the Prospectus appropriate disclosure from the Fund's 2006 Proxy regarding implementation of the Distribution Policy. This additional disclosure has been updated and is contained in the "Summary - Risk Factors - Managed Distribution", under "The Offering - Risk Factors" and under "Dividends and Distributions - Managed Distribution Policy".

          (a) Please include in the discussion concerning the special dividend strategy how you reconcile the strategy with its brokerage costs and opportunity costs, with the Fund's stated objective of "total return" through "capital appreciation." A discussion of the special dividend trading strategy is included in the following sections of the Prospectus:

               (i) In the Prospectus Summary under "Investment Objective and Principal Investment Strategies";

               (ii) In the  Prospectus  Summary  under  "Risk  Factors - Managed
                    Distribution";

               (iii) "Investment Objective and Policies - Managed Distribution";

               (iv) "Investment  Objective  and Policies - Portfolio  Turnover";
                    and

               (v)  "Risk Factors - Managed Distribution".

               Also, disclosure regarding the special dividend strategy has been
               added  to  the   Statement  of   Additional   Information   under
               "Investment Policies and Techniques".

The Comment Letter asks how the Fund reconciles this special dividend strategy with brokerage and opportunity costs vis-a-vis the Fund's stated objective of "total return" through "capital appreciation". First, since the Fund's investment objective is "total return", and the Adviser has been given broad discretion over the breadth of investments made for the Fund, we do not view this strategy as being inconsistent with the Fund's investment objective and strategies. Of the seven special dividend trades conducted for the Fund, six have been profitable, netting a total economic profit of $144,500. Of the ten trades we have conducted for both the Fund and its sister fund, Boulder Total Return Fund (which does not have a managed distribution policy), nine have been profitable. We continue to study the dynamics of special dividends and, up to this point, have added value to the Fund's market return by utilizing this technique. We view this as an opportunity to identify and pick up gains by trading special dividend stocks without taking on any undue risk to the Fund. So, we do not believe it is inconsistent with a "total return" objective or our stated investment approach.

Regarding the factors considered by the Board in approving this strategy, the Board is aware of and has been apprised on an ongoing basis of the use, success, profitability and tax benefits of this technique. As discussed above, the Board believes that the special dividend trading is consistent with the Fund's stated objective and adds to the Fund's total return. Thus, because the Fund's governing documents and the Board give the Advisers broad discretion to invest in the markets and using techniques the Advisers deem appropriate and consistent with the Fund's stated objective and governing documents, the Board does not view this technique as needing specific approval.

     3. Over Allotment and NASD Rules. As amended, the Offering will not have an over-allotment.

     4. Please explain whether the Board considered the foreseeable consequence of tripling the number of Fund shares on the market, i.e., "hammering" the market price, and why it still approved the Offering. As discussed above, the Offering has been revised substantially so that the Fund's shares will only increase by one-third and there will be no over-allotment. Nonetheless, we believe we should be responsive to the question asked in the Comment Letter.

As has been discussed extensively with the Staff during recent weeks, the Board carefully considered the impact of significantly increasing the supply of the Fund's shares and, based on the factors recited in the Prospectus (see, e.g., "Prospectus Summary - Purpose of the Offering"), determined that the Offering was in the best interest of the Fund and its stockholders. In fact, the Independent Directors engaged a prominent consultant, Thomas J. Herzfeld Advisers, Inc. (the "Consultant"), to make a recommendation not only on the pricing of the Offering but also the size of the Offering. The size of the Offering was discussed extensively at the meeting on April 27, 2007 among the Consultant, Fund counsel and the Board, both in open and executive session. The Consultant's ultimate recommendation was verbatim incorporated in the original N-2 (i.e., a 1:1 offering with a 100% Green-shoe).(1) In addition, it was noted by Fund counsel that, under Section 23 of the Investment Company Act, since the shares would be offered at or above the NAV, there was no "legal" upper limit on the size of the offering. It should be noted, however, that no closed-end fund has ever traded at such a high premium and at the same time conducted such a high ratio rights offering; thus, everyone, including the Consultant was operating in somewhat uncharted territory. However, the Board was presented with written materials at the April meeting which included an analysis regarding three closed-end funds trading at premiums who announced upcoming rights offerings during the first quarter of 2007. In every case, these funds' premiums increased after their respective announcements.(2) Based on this relatively recent history, neither the Consultant nor the Board believed that the market price would fall significantly after the announcement. Following is an excerpt from the memorandum presented to the Board at the April meeting:

     The three funds . . . present a very limited amount of data, and there may be certain factors involved with these funds that may not pertain to the Fund or our other funds or to other unaffiliated funds. Furthermore, the stockholder base may be very different than our funds. But, based on their experience, it suggests that there is not an immediate negative perception of rights offering announcements when funds are trading at a premium. In fact, the funds surged on announcement with buyers who apparently wanted to participate in the Rights Offering. Immediately after the Ex-Date for the Rights, the stock declined in value.

(emphasis added). Although we have discussed this with Staff, it deserves mentioning and emphasizing again that half of the market decline that occurred during the week after the April meeting did so before the Offering was announced. So, attributing the "hammering" to solely the announcement of the Offering is not a fair statement.(3)

     5. Disclosed the benefits accruing to third parties. As discussed with Staff, disclosure regarding benefits accruing to third parties related to the Advisers and the Horejsi Affiliates already exists in various sections of the Prospectus. See "The Offering - Board Considerations in Approving the Offering" and "The Offering - Benefit to the Advisers and Co-Administrator".

     6. Add disclosure regarding any previous rights offerings. In addition, please state in your response letter how many shares the Horejsi Affiliates purchased in previous rights offerings. This disclosure already existed under "Capitalization of the Fund and Other Matters - Common Stock" and we have embellished it.

In the 2002 rights offering, the Horejsi Affiliates fully participated in the primary offering (i.e., they purchased 100% of the shares with respect to which they received rights) receiving 1,171,400 shares, and acquired an additional 125,000 shares in the over-subscription. By participating in the over-subscription, the Horejsi Affiliates increased their percentage ownership in the Fund by approximately 1%.

     7. Please move the discussion titled "Managed Distribution Policy" to the "Purpose" section and more fully describe the likelihood of asset shrinkage and how the return of capital may negatively impact shareholders. The section entitled "The Offering - Purpose of the Offering" now contains duplicate and embellished disclosure from the section entitled "Dividends and Distributions - Managed Distribution Policy" that occurs later in the Prospectus. We think it is appropriate to leave the disclosure under the section entitled "Dividends and Distributions - Managed Distribution Policy". In addition, as discussed in Comment 2 above, we have incorporated the disclosures regarding the Distribution Policy from the 2006 Proxy which includes, among other disclosures, a discussion of asset shrinkage and the impacts of return of capital. The following sections have been significantly embellished with discussion of the Distribution Policy:
"Prospectus Summary - Investment Objective and Principal Investment Strategies", "Prospectus Summary - Risk Factors", "Prospectus Summary - Dividends and Distributions", "Risk Factors - Managed Distribution" and "Dividends and Distributions - Managed Distribution Policy".

     8. Please inform the Staff of the status of the capital loss carry-forwards. Also, the proxy materials discussed above stated that the Fund anticipated that the Distribution Policy would be limited in duration; please explain whether the Board has considered terminating or suspending the Distribution Policy. If the Board has not considered terminating the Distribution Policy, please explain why not. The Fund had $4.3 million of capital loss carry forward coming into fiscal 2007. Through July 6, 2007, the Fund had net realized gains of $4.8 million. Therefore, assuming that the Fund does not realize any further gains before the end of the year, the Advisers will have a net realized gain of approximately $500,000 for its fiscal year. The Fund currently has approximately $590,000 in unrealized losses among four different securities. This is the total extent of the Fund's unrealized losses.

As you know, the Fund has applied for exemptive relief from Section 19(b) of the 1940 Act and Rule 19b-1 under the 1940 Act so it can characterize a portion of its previous distributions as realized capital gains. If the Fund has not received its exemption by November 30, 2007, or does not realize capital losses prior to November 30, 2007, in an amount sufficient to offset all realized gains for the Fund's fiscal year, the Fund will distribute the entire amount of its net realized capital gains for the fiscal year to its stockholders in December 2007, thus avoiding a violation of Section 19(b). Disclosure to this effect has been added to the Prospectus. See "Summary - Investment Objective and Principal Investment Strategies", "Summary - Dividends and Distributions", "Summary - Risk Factors", "Investment Objective and Policies - Managed Distribution Policy" and "Risk Factors".

Regarding whether the Board has considered terminating or suspending the policy:
The Board is apprised of the status of the managed distribution policy on a quarterly basis and, although the option of terminating or suspending the Distribution Policy always exists, there has been no specific discussion on the matter and heretofore no compelling reason to discuss it. However, in view of the Comment Letter and the discussions with Staff, at the special meeting held on June 26, 2007, the Board visited the issue of terminating, suspending or otherwise changing the Distribution Policy and concluded for various reasons that it should be continued and continues to be in best interest of the Fund and its stockholders. Several reasons in particular were (i) that the Distribution Policy was overwhelmingly supported by stockholders in a vote on the policy in 2006 and (ii) it would be unfair to stockholders who recently purchased shares anticipating that they would receive distributions.

In response to Staff's comment about the consequences of continuing the 15% distribution rate: As discussed extensively with the Staff and as documented in a separate and earlier communication with Staff, the 5.7% return indicated in the Comment Letter is not accurate. Fund management has provided Staff with the correct performance rate which is 17.9% since the Advisers took over management of the Fund in April, 2002, and converted the portfolio to equities.(4) Considering this historical performance, at the present time, the average performance exceeds the distribution rate by a "comfortable" margin. Nonetheless, the Board has committed to adjust the distribution rate such that the annualized rate of the distribution does not exceed the long-term performance of the Fund over a 5-year rolling period and has adopted this commitment as part of its overall compliance and procedures with respect to the Distribution Policy. The first of these 5-year rolling periods will occur in January 2008. Disclosure regarding this commitment has been added to the Prospectus. See "Summary - Investment Objective and Principal Investment Strategies", "Summary - Dividends and Distributions", "Summary - Risk Factors," "Investment Objective and Policies - Managed Distribution Policy", "Risk
Factors," "The Offering - Purpose of the Offering," and "Dividends and Distributions - Managed Distribution Policy".

     9. Please inform the Staff and add disclosure in the "Principal Investment Strategies" section how the Distribution Policy impacts the way the Fund is managed. Please discuss the status of the 19(b) application and the consequences if the Fund does not obtain that order. Disclosure regarding how the Fund is managed vis-a-vis the Distribution Policy has been added to "Summary -
Investment Objective and Principal Investment Strategies", "Summary - Risk Factors", and "Investment Objective and Policies - Investment Objective", "Investment Objective and Policies - Managed Distribution Policy" and "Risk Factors".

Disclosure regarding the status of the 19(b) application and the consequences if the Fund does not obtain its exemptive order has been included at "Summary - Investment Objective and Principal Investment Strategies", "Summary - Dividends and Distributions", "Summary - Risk Factors", "Investment Objective and Policies
- Managed Distribution Policy" and "Risk Factors".

     10. In the prospectus cover, add the cross reference required by Item l.j. of Form N-2 regarding the Fund's speculative or high risk policies. Given that
(i) the Comment Letter assumed an incorrect rate of return, (ii) that the Board has committed to the distribution rate under the policy not exceeding the long term performance of the Fund, and (iii) that the special dividend strategy used by the Advisers is not a high-risk policy and is consistent with the Fund's investment objective, we believe that this Comment is not applicable.

     11. Complete the Fee Table in Compliance with Item 3 of Form N-2. The fee table will be completed in the Fund's pre-effective filing of the N-2.

     12. Please inform the Staff regarding how the Fund's objective of long term capital appreciation coexists with the Distribution Policy. Neither the Board nor the Advisers believe that the Fund's objective of total return is inconsistent with the Distribution Policy. The two are mutually exclusive and can rationally coexist. The Fund can have an objective of total return and still pay out a managed distribution. Nearly all investment companies pay out only the net investment income and the net realized capital gains in the course of a year. They do this in order to qualify as a non-taxable entity by the IRS. However, we have taken the unique view that paying out unrealized gains in a tax-efficient manner of return of capital can be considered to be in the stockholders best interests.

     13. Provide Additional Disclosure Regarding the Distribution Policy.

          (a) Discuss how the Advisers make decisions to sell investments to fund the Distribution Policy. Additional disclosure regarding how the Fund is managed vis-a-vis the Distribution Policy has been added to "Summary - Investment Objective and Principal Investment Strategies", "Summary - Risk Factors", and "Investment Objective and Policies - Investment Objective", "Investment Objective and Policies - Managed Distribution Policy" and "Risk Factors".

          (b) Explain why is it not possible to predict when the capital loss carry-forward will be exhausted. Additional disclosure regarding the difficulty of predicting when the capital loss carry-forward will expire has been added to "Summary - Risk Factors" and "Risk Factors - Managed Distribution".

          (c) Explain the effect of a suspension of the Distribution Policy on shareholder dividends. Additional disclosure regarding the cessation of dividends upon a termination or suspension has been added to "Summary - Risk Factors" and "Risk Factors - Managed Distribution".

          (d)  Explain  the  potential  increase  of  record  keeping  of Common
               Stockholders in the event of a lowered cost basis. Additional disclosure regarding the additional record keeping for stockholders has been added to "Prospectus Summary - Risk Factors" and "Risk Factors - Managed Distribution".

     14. State who is responsible for the payment of the expenses in connection with the Offering. This is already set forth in "Key Elements of the Offering - Offering Fees and Expenses" which presently reads: "The Fund expects to incur approximately $159,000 of expenses in connection with the Offering".

     15. Revise the discussion captioned "Use of Proceeds" to state affirmatively that the Fund will invest the net offering proceeds in accordance with the Fund's investment goals and policies. An affirmative statement to this effect has been added to the second paragraph under Use of Proceeds.

     16. State how the Distribution Policy is consistent with the Fund's investment goals and policies. We have added disclosure in the sections entitled "Summary - Investment Objective and Principal Investment Strategies", "Summary - Risk Factors", "Investment Objective and Policies - Investment Objective", "Investment Objective and Policies - Managed Distribution Policy" and "Risk Factors". In addition, as discussed in Comment 2 above, we have incorporated the disclosures of the Distribution Policy from the 2006 Proxy which includes a discussion of asset shrinkage and the impacts of return of capital. However, as discussed in Comment 12 above, we believe that the Distribution Policy is an issue separate and distinct from the Fund's investment goals and policies and it would be misleading to suggest that one cannot exist in the presence of the other.

     17. Given that the use of proceeds will essentially be to help the Fund maintain the Distribution Policy, please discuss whether the Board has made a determination that continuation of the Distribution Policy would be in the best interests of the shareholders. Although some of the proceeds from the Offering may be used to make or supplement payments under the Distribution Policy, there are a number or reasons (in addition to providing flexibility in maintaining the Distribution Policy) why the Board made its decision to conduct the Offering, all of which the Board found to be in the best interest of the stockholders. See "Summary - Purpose of the Offering", "The Offering - Purpose of the Offering" and "The Offering - Board Considerations in Approving the Offering". These sections indicate that the Board approved the Offering and determined that it would be in the best interests of the Fund and its existing stockholders to increase the assets of the Fund with one of the primary reasons being increasing the Fund's assets will provide the Fund flexibility in maintaining the Distribution Policy.

     18. Revise the SAI in the Use of Proceeds section to state that the increase in assets resulting in the rights offering "will" be used instead of "may" be used to help the Fund maintain its Distribution Policy. We believe that the term "may" is the correct term. It is not possible to predict the long term source of funds to maintain the Distribution Policy. It is entirely possible that the Fund will earn sufficient income and realize sufficient gains to fund all future payments, in which case all of the proceeds from the Offering would be invested in accordance with the Fund's investment objective and policies. Accordingly, we believe the original statement is accurate.

     19. Add discussion of the Distribution Policy in the SAI. A cross reference and extensive discussion of the Distribution Policy has been added to the SAI under "Use of Proceeds" and under "Investment Policies and Restrictions - Other Investment Techniques and Policies - Managed Distribution Policy".

     We acknowledge on behalf of the Fund that: (i) the Fund is responsible for the adequacy and accuracy of the disclosure in this filing; (ii) SEC staff comments regarding this filing or changes to disclosure in response to SEC staff comments regarding this filing reviewed by the SEC staff do not foreclose the Commission from taking any action with respect to this filing; and (iii) the Fund may not assert SEC staff comments as a defense in any proceeding initiated by the Commission or by any person under the federal securities laws of the United States.



                                        Sincerely,

                                        /s/ Stephen C. Miller

                                        Stephen C. Miller
                                        President and General Counsel




cc:      Arthur L. Zwickel, Esq.
         The Board of Directors
         Boulder Investment Advisers, LLC
         Stewart Investment Advisers


FOOTNOTES:


(1) It was generally believed that actually tripling the size of the Fund was a fairly remote possibility (i.e., that although the primary offering might be fully subscribed, selling out the "Green-shoe" was a long shot). However, because the demand for the Fund's shares was exceptionally high, and such demand rarely occurs in the closed-end fund industry, the Board believed that current circumstances offered a rare opportunity to raise assets without incurring
underwriting   costs  that  would   otherwise  be  paid  by   stockholders   and
substantially reduce the Fund's expense ratio. Thus the thinking was to take advantage of whatever the market offered.

(2) See (i) TKF whose premium was 7% immediately prior to announcement of the rights offering on 3/16/07 and premium increased to 8.3% the following week;
(ii) KMM whose premium was 7.1% immediately prior to announcement of the rights offering on 3/7/07 and premium increased to 9.2% the following week; and (iii) KST whose premium was 9.7% immediately prior to announcement of the rights offering on 3/7/07 and premium increased to 10.5% the following week. In the case of KMM and KST, the premiums more than doubled over the next month prior to the X-dividend date. TKF's rights offering has not gone effective as of the date of this response letter.

(3) On Monday, April 27, 2007, before the announcement, the stock price declined 12% on volume of approximately 1 million shares. Then, the announcement was made on Monday after trading ceased. On Tuesday, the stock price declined an additional 11% on similar volume.

(4) From January 1, 2003 to December 31, 2006, the Fund's average return on net assets was 17.9% per year.